RETIREMENT BENEFITS (Details) - CNY (¥) ¥ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of retirement benefits
Pension costs charged to the consolidated statement of profit or loss and other comprehensive income	¥ 651	¥ 695	¥ 613
State-managed retirement benefit plan [member] | Minimum [member] | PRC [member]
Disclosure of retirement benefits
Ratio of contribution to salaries of employees	11.00%
State-managed retirement benefit plan [member] | Maximum [member] | PRC [member]
Disclosure of retirement benefits
Ratio of contribution to salaries of employees	22.00%
Defined contribution mandatory provident fund [member] | Hong Kong [member]
Disclosure of retirement benefits
Ratio of contribution to salaries of employees	5.00%